Quarterly Holdings Report
for

Fidelity® Communication Services Central Fund

June 30, 2020

TSCIP-QTLY-0820
1.851904.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 0.8%
Communications Equipment - 0.8%
EchoStar Holding Corp. Class A (a)	572,500	$16,007,100
Diversified Telecommunication Services - 8.7%
Alternative Carriers - 6.8%
GCI Liberty, Inc. (a)	445,947	31,715,751
Liberty Global PLC Class C (a)	4,092,718	88,034,364
Liberty Latin America Ltd. Class C (a)	643,525	6,074,876
Vonage Holdings Corp. (a)	923,828	9,293,710
		135,118,701
Integrated Telecommunication Services - 1.9%
Verizon Communications, Inc.	706,320	38,939,422

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		174,058,123

Entertainment - 21.5%
Interactive Home Entertainment - 11.2%
Activision Blizzard, Inc.	1,183,625	89,837,138
DouYu International Holdings Ltd. ADR	1,949,454	22,496,699
Electronic Arts, Inc. (a)	429,966	56,777,010
Take-Two Interactive Software, Inc. (a)	289,760	40,441,803
Zynga, Inc. (a)	1,515,488	14,457,756
		224,010,406
Movies & Entertainment - 10.3%
Lions Gate Entertainment Corp.:
Class A (a)(b)	94,500	700,245
Class B (a)	927,526	6,335,003
Netflix, Inc. (a)	194,205	88,371,043
Spotify Technology SA (a)	23,200	5,990,008
The Walt Disney Co.	752,320	83,891,203
Warner Music Group Corp. Class A (b)	299,500	8,835,250
World Wrestling Entertainment, Inc. Class A (b)	232,024	10,081,443
		204,204,195

TOTAL ENTERTAINMENT		428,214,601

Interactive Media & Services - 44.9%
Interactive Media & Services - 44.9%
Alphabet, Inc. Class A (a)	282,894	401,157,837
ANGI Homeservices, Inc. Class A (a)(b)	3,366,302	40,900,569
Facebook, Inc. Class A (a)	1,889,225	428,986,320
IAC/InterActiveCorp (a)	43,100	13,938,540
Zillow Group, Inc. Class A (a)	171,204	9,840,806
		894,824,072
Media - 12.9%
Broadcasting - 4.1%
Liberty Media Corp.:
Liberty Media Class A (a)	558,171	16,287,430
Liberty SiriusXM Series A (a)	669,130	23,098,368
Liberty SiriusXM Series C (a)	60,991	2,101,140
Nexstar Broadcasting Group, Inc. Class A	127,600	10,678,844
Sinclair Broadcast Group, Inc. Class A	43,888	810,172
ViacomCBS, Inc. Class B	1,192,943	27,819,431
		80,795,385
Cable & Satellite - 8.8%
Altice U.S.A., Inc. Class A (a)	398,192	8,975,248
Comcast Corp. Class A	1,766,082	68,841,876
DISH Network Corp. Class A (a)	363,263	12,536,206
Liberty Broadband Corp. Class A (a)	699,527	85,475,204
		175,828,534

TOTAL MEDIA		256,623,919

Road & Rail - 2.5%
Trucking - 2.5%
Lyft, Inc. (a)(b)	1,503,200	49,620,632
Wireless Telecommunication Services - 7.6%
Wireless Telecommunication Services - 7.6%
Millicom International Cellular SA	765,200	20,009,980
T-Mobile U.S., Inc. (a)	1,260,928	131,325,651
T-Mobile U.S., Inc. rights 7/28/20 (a)	804,214	135,108
		151,470,739
TOTAL COMMON STOCKS
(Cost $1,570,501,738)		1,970,819,186

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.12% (c)	4,802,500	4,803,460
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	80,301,510	80,309,540
TOTAL MONEY MARKET FUNDS
(Cost $85,113,000)		85,113,000
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $1,655,614,738)		2,055,932,186
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(62,818,558)
NET ASSETS - 100%		$1,993,113,628

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$116,930
Fidelity Securities Lending Cash Central Fund	962,969
Total	$1,079,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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